Quarterly Holdings Report
for
Fidelity® Worldwide Fund
July 31, 2026
WLD-NPRT3-0926
1.804829.122
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 1.3%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Lovisa Holdings Ltd	310,528	5,176,017
Financials - 0.7%
Capital Markets - 0.2%
Pinnacle Investment Management Group Ltd	792,979	8,850,291
Insurance - 0.5%
Generation Development Group Ltd	1,841,011	5,251,460
Steadfast Group Ltd	1,409,422	5,036,923
Suncorp Group Ltd	606,346	8,158,237
		18,446,620
TOTAL FINANCIALS		27,296,911
Industrials - 0.3%
Aerospace & Defense - 0.1%
DroneShield Ltd (a)(c)(g)	4,435,116	5,283,247
Commercial Services & Supplies - 0.2%
Brambles Ltd	420,019	5,765,897
TOTAL INDUSTRIALS		11,049,144
Materials - 0.2%
Metals & Mining - 0.2%
Deterra Royalties Ltd	2,088,759	6,358,559
TOTAL AUSTRALIA		49,880,631
AUSTRIA - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Wienerberger AG	277,300	6,798,278
BELGIUM - 0.8%
Financials - 0.4%
Banks - 0.4%
KBC Group NV	95,200	13,684,062
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	63,000	16,193,340
TOTAL BELGIUM		29,877,402
CANADA - 3.0%
Energy - 2.1%
Energy Equipment & Services - 0.1%
TerraVest Industries Inc	45,900	3,740,170
Oil, Gas & Consumable Fuels - 2.0%
PrairieSky Royalty Ltd	3,202,200	79,195,544
TOTAL ENERGY		82,935,714
Financials - 0.4%
Banks - 0.4%
Royal Bank of Canada	80,000	16,744,160
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (a)	13,700	4,533,309
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	3,700	0
TOTAL INFORMATION TECHNOLOGY		4,533,309
Materials - 0.4%
Metals & Mining - 0.4%
Franco-Nevada Corp	66,500	14,147,705
TOTAL CANADA		118,360,888
CHINA - 1.0%
Consumer Discretionary - 0.4%
Automobiles - 0.3%
BYD Co Ltd H Shares	1,051,400	12,569,319
Hotels, Restaurants & Leisure - 0.1%
Luckin Coffee Inc ADR (a)	101,400	3,549,000
TOTAL CONSUMER DISCRETIONARY		16,118,319
Industrials - 0.6%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	223,500	13,095,345
Machinery - 0.2%
Airtac International Group	221,000	8,954,789
TOTAL INDUSTRIALS		22,050,134
TOTAL CHINA		38,168,453
DENMARK - 0.3%
Industrials - 0.3%
Air Freight & Logistics - 0.3%
DSV A/S	61,646	13,322,996
FINLAND - 0.2%
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	577,200	5,335,020
Materials - 0.1%
Paper & Forest Products - 0.1%
UPM-Kymmene Oyj	152,400	4,146,162
TOTAL FINLAND		9,481,182
FRANCE - 0.6%
Consumer Staples - 0.4%
Food Products - 0.4%
Danone SA	204,400	15,899,485
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	40,000	9,390,348
TOTAL FRANCE		25,289,833
GERMANY - 0.9%
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Fresenius SE & Co KGaA	212,300	10,911,637
Industrials - 0.6%
Electrical Equipment - 0.0%
Innio NV	8,600	210,012
Industrial Conglomerates - 0.6%
Siemens AG	73,400	24,049,259
TOTAL INDUSTRIALS		24,259,271
TOTAL GERMANY		35,170,908
GREECE - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Kri-Kri Milk Industry SA	120,968	3,926,763
INDONESIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	49,813,300	17,458,317
IRELAND - 1.0%
Financials - 0.7%
Banks - 0.7%
AIB Group PLC	2,258,000	26,702,099
Industrials - 0.3%
Building Products - 0.3%
Kingspan Group PLC	136,300	12,613,241
TOTAL IRELAND		39,315,340
ITALY - 1.4%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	275,429	7,457,505
Textiles, Apparel & Luxury Goods - 0.3%
Prada Spa (c)	1,860,500	10,262,832
TOTAL CONSUMER DISCRETIONARY		17,720,337
Financials - 0.4%
Banks - 0.2%
Intesa Sanpaolo SpA	1,182,000	8,935,108
Financial Services - 0.2%
BFF Bank SpA (a)(c)(g)(h)	1,820,326	6,129,398
TOTAL FINANCIALS		15,064,506
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	235,460	14,024,044
Industrials - 0.1%
Machinery - 0.1%
Interpump Group SpA	160,100	6,413,674
TOTAL ITALY		53,222,561
JAPAN - 4.0%
Communication Services - 0.3%
Entertainment - 0.3%
Nintendo Co Ltd	250,000	11,925,543
Consumer Discretionary - 1.0%
Household Durables - 0.4%
Panasonic Holdings Corp	559,700	14,799,849
Specialty Retail - 0.6%
Fast Retailing Co Ltd	25,900	12,682,434
USS Co Ltd	790,100	9,978,076
		22,660,510
TOTAL CONSUMER DISCRETIONARY		37,460,359
Consumer Staples - 0.3%
Food Products - 0.3%
Kotobuki Spirits Co Ltd	660,100	10,524,228
Health Care - 0.3%
Pharmaceuticals - 0.3%
Takeda Pharmaceutical Co Ltd	285,300	9,795,959
Industrials - 1.0%
Commercial Services & Supplies - 0.2%
Japan Elevator Service Holdings Co Ltd	626,800	6,643,074
Machinery - 0.4%
Daifuku Co Ltd	315,100	11,607,091
Ebara Corp	168,700	5,726,961
		17,334,052
Trading Companies & Distributors - 0.4%
ITOCHU Corp	1,352,600	16,974,605
TOTAL INDUSTRIALS		40,951,731
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Kioxia Holdings Corp (a)	36,500	10,173,880
Lasertec Corp	33,600	7,719,006
Renesas Electronics Corp	333,231	6,679,202
TOTAL INFORMATION TECHNOLOGY		24,572,088
Materials - 0.2%
Chemicals - 0.2%
NOF Corp	546,685	9,498,874
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Katitas Co Ltd	468,000	9,915,922
TOTAL JAPAN		154,644,704
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	4,350	4,880,994
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Novem Group SA (a)	174,476	535,184
NETHERLANDS - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV	28,000	46,142,473
NORWAY - 0.8%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TGS ASA	1,394,549	18,746,035
Financials - 0.2%
Insurance - 0.2%
Storebrand ASA A Shares	445,500	9,467,022
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
General Oceans AS	1,522,000	3,500,880
TOTAL NORWAY		31,713,937
POLAND - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Creotech Instruments SA (a)	15,400	2,786,771
SINGAPORE - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
STMicroelectronics NV	160,800	8,469,356
SPAIN - 1.9%
Financials - 1.9%
Banks - 1.9%
Banco Santander SA	1,786,900	25,413,782
Bankinter SA	1,402,400	25,761,639
CaixaBank SA	1,678,500	24,382,473

TOTAL SPAIN		75,557,894
SWEDEN - 1.3%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Haypp Group AB (a)	607,852	8,426,253
Financials - 0.6%
Banks - 0.6%
Noba	540,500	4,716,930
Swedbank AB A1 Shares	471,350	18,859,544
TOTAL FINANCIALS		23,576,474
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
AddLife AB B Shares	1,042,024	17,684,052
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(d)	22,735	202,131
Materials - 0.0%
Metals & Mining - 0.0%
Alleima AB	38,665	458,838
TOTAL SWEDEN		50,347,748
SWITZERLAND - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Huber + Suhner AG	8,710	2,040,539
TAIWAN - 4.4%
Industrials - 0.1%
Electrical Equipment - 0.1%
Bizlink Holding Inc	67,000	4,267,817
Information Technology - 4.3%
Electronic Equipment, Instruments & Components - 0.3%
E Ink Holdings Inc	1,806,000	10,454,926
Semiconductors & Semiconductor Equipment - 4.0%
Taiwan Semiconductor Manufacturing Co Ltd	315,000	23,309,881
Taiwan Semiconductor Manufacturing Co Ltd ADR	330,000	133,402,501
		156,712,382
TOTAL INFORMATION TECHNOLOGY		167,167,308
TOTAL TAIWAN		171,435,125
UNITED KINGDOM - 5.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.4%
Zegona Communications plc	778,000	15,329,794
Interactive Media & Services - 0.2%
MONY Group PLC	3,108,000	8,231,005
TOTAL COMMUNICATION SERVICES		23,560,799
Consumer Discretionary - 0.7%
Household Durables - 0.1%
Beauty Tech Group PLC/The (a)	724,300	3,445,899
Leisure Products - 0.6%
Games Workshop Group PLC	90,242	23,254,443
TOTAL CONSUMER DISCRETIONARY		26,700,342
Consumer Staples - 1.1%
Beverages - 0.2%
Diageo PLC	391,173	8,593,419
Food Products - 0.2%
Cranswick PLC	100,300	7,232,094
Tobacco - 0.7%
British American Tobacco PLC	434,600	26,363,247
TOTAL CONSUMER STAPLES		42,188,760
Financials - 2.2%
Banks - 0.7%
NatWest Group PLC	2,749,700	25,936,906
Financial Services - 0.1%
Revolut Group Holdings Ltd (a)(b)(d)	3,936	7,564,087
Insurance - 1.4%
Admiral Group PLC	350,700	17,828,581
Hiscox Ltd	703,447	17,150,599
Sabre Insurance Group PLC (g)(h)	7,362,608	18,119,317
		53,098,497
TOTAL FINANCIALS		86,599,490
Health Care - 0.1%
Pharmaceuticals - 0.1%
GSK PLC	277,200	7,207,993
Industrials - 0.5%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC	645,700	12,881,494
Trading Companies & Distributors - 0.1%
RS GROUP PLC	572,095	5,408,853
TOTAL INDUSTRIALS		18,290,347
TOTAL UNITED KINGDOM		204,547,731
UNITED STATES - 66.8%
Communication Services - 6.4%
Interactive Media & Services - 6.4%
Alphabet Inc Class A	571,000	203,350,230
Meta Platforms Inc Class A	84,000	46,763,640
TOTAL COMMUNICATION SERVICES		250,113,870
Consumer Discretionary - 9.7%
Automobiles - 1.1%
Rivian Automotive Inc Class A (a)	65,100	990,822
Tesla Inc (a)	129,100	40,177,211
Waymo LLC Class B (b)(d)	400	65,728
		41,233,761
Broadline Retail - 4.3%
Amazon.com Inc (a)	622,000	168,922,761
Hotels, Restaurants & Leisure - 0.8%
Flutter Entertainment PLC (a)(c)	35,600	3,719,132
Flutter Entertainment PLC (United Kingdom) (a)	100,600	10,288,087
Starbucks Corp	35,000	3,683,750
Viking Holdings Ltd (a)	146,000	15,235,100
		32,926,069
Household Durables - 2.0%
Garmin Ltd	67,000	19,683,260
Leggett & Platt Inc	742,034	7,271,933
Somnigroup International Inc (c)	764,000	49,912,120
		76,867,313
Textiles, Apparel & Luxury Goods - 1.5%
Ralph Lauren Corp Class A	156,000	59,333,040
TOTAL CONSUMER DISCRETIONARY		379,282,944
Consumer Staples - 0.1%
Tobacco - 0.1%
Philip Morris International Inc	19,000	3,625,580
Financials - 7.6%
Banks - 2.5%
Citigroup Inc	743,000	98,410,350
Capital Markets - 3.2%
Bank of New York Mellon Corp/The	357,026	55,813,875
Robinhood Markets Inc Class A (a)	768,000	66,478,080
		122,291,955
Financial Services - 0.0%
Stripe Global Holdings Inc (b)(d)	10,000	659,800
Insurance - 1.9%
Chubb Ltd	211,000	73,993,480
TOTAL FINANCIALS		295,355,585
Health Care - 9.2%
Health Care Providers & Services - 2.7%
CVS Health Corp	192,000	20,050,560
UnitedHealth Group Inc	203,000	84,123,200
		104,173,760
Pharmaceuticals - 6.5%
Eli Lilly & Co	138,000	158,539,920
Jazz Pharmaceuticals PLC (a)	18,000	4,551,480
Johnson & Johnson	237,000	60,754,950
Roche Holding AG	20,990	9,180,610
VeraDermics Inc (c)	208,000	21,840,000
		254,866,960
TOTAL HEALTH CARE		359,040,720
Industrials - 9.8%
Aerospace & Defense - 1.4%
Boeing Co (a)	259,000	55,980,260
Building Products - 0.6%
Modine Manufacturing Co (a)	121,000	24,328,260
Electrical Equipment - 0.5%
Schneider Electric SE	55,600	18,680,800
Ground Transportation - 0.8%
Old Dominion Freight Line Inc	147,000	31,184,580
Machinery - 5.0%
Cummins Inc	192,000	121,766,400
PACCAR Inc	529,000	70,187,720
		191,954,120
Passenger Airlines - 0.3%
United Airlines Holdings Inc (a)	104,000	12,618,320
Trading Companies & Distributors - 1.2%
QXO Inc (a)	105,000	1,396,500
United Rentals Inc	15,000	16,188,900
WW Grainger Inc	22,000	30,408,840
		47,994,240
TOTAL INDUSTRIALS		382,740,580
Information Technology - 22.3%
Communications Equipment - 0.1%
Ciena Corp (a)	14,000	5,278,700
Electronic Equipment, Instruments & Components - 3.3%
Corning Inc	29,000	4,009,250
Flex Ltd (a)	1,084,000	123,305,000
Vast Data Ltd (a)(b)(d)	25,607	1,516,447
		128,830,697
Semiconductors & Semiconductor Equipment - 7.4%
Cerebras Systems Inc (e)	16,500	3,114,779
Cerebras Systems Inc Class A (a)	124,100	24,659,911
Intel Corp (a)	298,000	26,879,600
Micron Technology Inc	400	329,212
NVIDIA Corp	1,159,000	232,669,250
		287,652,752
Software - 0.1%
Microsoft Corp	1,000	464,720
Palantir Technologies Inc Class A (a)	41,000	5,045,460
		5,510,180
Technology Hardware, Storage & Peripherals - 11.4%
Apple Inc	650,000	200,791,500
Dell Technologies Inc Class C	66,000	26,754,420
Everpure Inc Class A (a)	277,600	21,422,392
Seagate Technology Holdings PLC	112,000	95,886,560
Western Digital Corp	180,000	98,071,200
		442,926,072
TOTAL INFORMATION TECHNOLOGY		870,198,401
Materials - 1.7%
Metals & Mining - 1.7%
Steel Dynamics Inc	265,000	66,583,900
TOTAL UNITED STATES		2,606,941,580
TOTAL COMMON STOCKS (Cost $2,798,440,255)		3,800,317,588

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(b)(d)	14,425	4,767,030
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(d)	120,600	886,410
TOTAL CHINA		5,653,440
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series C (b)(d)	49,400	1,365,416
UNITED STATES - 1.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (b)(d)	1,400	230,048
Financials - 0.0%
Financial Services - 0.0%
Stripe Global Holdings Inc Series H (b)(d)	29,122	1,921,470
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series H (b)(d)	44,500	3,068,275
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.0%
Vast Data Ltd Series B (a)(b)(d)	5,660	335,185
Vast Data Ltd Series F (b)(d)	2,501	148,109
		483,294
Software - 1.1%
Anthropic PBC Series F (b)(d)	24,300	14,312,943
Anthropic PBC Series G (b)(d)	12,100	7,127,021
Anthropic PBC Series H (b)(d)	6,900	4,064,169
Databricks Inc Series K (b)(d)	2,500	600,600
Databricks Inc Series L (b)(d)	26,200	6,294,288
Lyte AI Inc Series C (b)(d)	63,200	2,326,392
OpenAI Group Pbc Series A-3 (b)(d)	4,152	2,855,289
		37,580,702
TOTAL INFORMATION TECHNOLOGY		38,063,996
TOTAL UNITED STATES		43,283,789
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $29,222,471)		50,302,645

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	68,482,477	68,496,173
Fidelity Securities Lending Cash Central Fund (f)(i)	3.72	32,892,310	32,895,599
TOTAL MONEY MARKET FUNDS (Cost $101,387,005)			101,391,772

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $2,929,049,731)	3,952,012,005
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(46,387,576)
NET ASSETS - 100.0%	3,905,624,429

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,310,838 or 1.5% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,114,779 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Investment made with cash collateral received from securities on loan.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $29,531,962 or 0.8% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,248,715 or 0.6% of net assets.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

At period end, the value of non-cash collateral for securities on loan amounted to $6,160,256.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series H	5/12/2026	3,068,395

Anthropic PBC Series F	8/18/2025	3,425,513

Anthropic PBC Series G	1/27/2026	3,135,550

Anthropic PBC Series H	5/28/2026	4,064,167

Bytedance Ltd Series E1	11/18/2020	1,580,607

Databricks Inc Series K	9/8/2025	375,000

Databricks Inc Series L	12/18/2025	4,978,000

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	1,712,900

Element Labs Inc Series C	4/16/2026	1,370,464

Kry International Ab	5/14/2021 - 10/30/2024	1,503,523

Lyte AI Inc Series C	6/24/2026	2,328,218

OpenAI Group Pbc Series A-3	8/4/2025	1,274,200

Revolut Group Holdings Ltd	12/27/2024	3,423,355

Stripe Global Holdings Inc	5/18/2021	401,284

Stripe Global Holdings Inc Series H	3/15/2021 - 5/25/2023	1,168,520

Vast Data Ltd	2/27/2026 - 4/17/2026	1,488,973

Vast Data Ltd Series B	4/17/2026	329,113

Vast Data Ltd Series F	2/27/2026	181,782

Waymo LLC Class B	4/22/2026	65,726

Waymo LLC Series D-2	2/2/2026	230,042

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc	11/10/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	25,569,862	1,017,977,518	975,051,185	879,998	(4,271)	4,249	68,496,173	68,482,477
Fidelity Securities Lending Cash Central Fund	17,819,217	596,071,758	580,994,954	247,309	(422)	-	32,895,599	32,892,310
	43,389,079	1,614,049,276	1,556,046,139	1,127,307	(4,693)	4,249	101,391,772

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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